Segment Reporting (Details) - Schedule of segment reporting - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenues of services	$ 1,119,244	$ 330,788	$ 793,291	$ 2,132,680	$ 631,140
Commission and fee income on guarantee services, net	381,549	176,334	399,527	285,606	3,789
Total interest and fee income	1,291,030	1,270,039	2,414,667	2,479,836	$ 2,882,828
Net (loss) income from operation			308,886	4,898,122
Depreciation			(130,177)	(40,327)
Capital expenditures
Income tax recovery (expense)	346,381	(13,068)	(328,851)	229,733
Segment (loss) profit from continuing operations			757,301	1,098,642
Segment assets			66,642,978	67,703,161
Business Conducted by Adrie and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services			358,299	75,280
Commission and fee income on guarantee services, net
Total interest and fee income			804,734	20,601
Net (loss) income from operation			(573,845)	95,881
Depreciation			(267)	(376)
Capital expenditures
Income tax recovery (expense)			40,804	(6,734)
Segment (loss) profit from continuing operations			(263,173)	(762,041)
Segment assets			11,681,319	9,990,995
Business Conducted by Lixin Cayman and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	329,397	330,107	726,866	2,057,400
Commission and fee income on guarantee services, net	436,561	175,965	527,023	285,606
Total interest and fee income	918,585	$ 840,347	1,609,933	2,459,235
Net (loss) income from operation			882,731	4,802,241
Depreciation			(129,910)	(39,951)
Capital expenditures
Income tax recovery (expense)			(369,655)	236,467
Segment (loss) profit from continuing operations			1,020,474	1,860,683
Segment assets			56,675,503	$ 57,712,165
Elimination [Member]
Segment Reporting Information [Line Items]
Net revenues of services	(138,621)		(291,874)
Commission and fee income on guarantee services, net	(55,012)		(127,496)
Net (loss) income from operation
Depreciation
Capital expenditures
Income tax recovery (expense)
Segment (loss) profit from continuing operations
Segment assets			$ (1,713,844)